UNDISCOVERED MANAGERS FUNDS	JPMORGAN TRUST I

JPMorgan Realty Income Fund	JPMorgan International Equity Funds
(R Class Shares)	JPMorgan International Equity Fund
Prospectus dated May 5, 2006	(R Class Shares)
Prospectus dated May 5, 2006
JPMORGAN TRUST I
JPMORGAN TRUST II
JPMorgan Income Funds
JPMorgan Emerging Markets Debt Fund	JPMorgan Equity Funds
(R Class Shares)	JPMorgan Large Cap Value Fund
Prospectus dated May 5, 2006	JPMorgan Small Cap Value Fund
(R Class Shares)
JPMorgan U.S. Equity Funds	Prospectus dated May 5, 2006
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund	JPMorgan Income Funds
JPMorgan Intrepid Value Fund	JPMorgan Core Bond Fund
JPMorgan U.S. Equity Fund	JPMorgan High Yield Bond Fund
JPMorgan Small Cap Equity Fund	(R Class Shares)
(R Class Shares)	Prospectus dated July 1, 2006
Prospectus dated May 5, 2006

Supplement dated August 11, 2006
to the Prospectuses as dated above

Effective immediately the following paragraph replaces the second paragraph in the section entitled “How To Do Business with the Fund(s) — Who can buy shares?”
•	Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
SUP-RSHRS-806

JPMORGAN INCOME FUNDS

JPMorgan Bond Fund
(Ultra Shares)
(a series of JPMorgan Trust I)
Prospectus dated December 31, 2005

JPMorgan U.S. Equity Funds
JPMorgan Disciplined Equity Fund
JPMorgan U.S. Equity Fund
(Ultra Shares)
(each a series of JPMorgan Trust I)
Prospectus dated May 1, 2006

Supplement dated August 11, 2006
to the Prospectuses as dated above

Effective immediately the following paragraph replaces the second paragraph in the section entitled “How to Do Business with the Fund(s) — Who can buy shares?”

Ultra Shares also may be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

Effective immediately the following paragraph replaces the first paragraph in the section entitled “How to Do Business with the Fund(s) — How do I open an account?”

Ultra Shares of a Fund are subject to a $20,000,000 minimum investment requirement for all investors except 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A. You are required to maintain a minimum account balance equal to the minimum initial investment in a Fund. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMTIU-806